UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


 Investment Company Act file number         811-06263
                                    --------------------------

                     Principal Partners Blue Chip Fund, Inc.
--------------------------------------------------------------------------------
(Exact name of registrant as specified in charter)

                   711 High Street, Des Moines, IA 50392-2080
--------------------------------------------------------------------------------
(Address of principal executive offices)                              (Zip code)

        Princor Financial Services Corporation, Des Moines, IA 50392-2080
--------------------------------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 515-247-5476
                                                   -------------------

Date of fiscal year end:           October 31, 2004
                               ---------------------------

Date of reporting period:          July 31, 2004
                               ---------------------------

ITEM 1 - SCHEDULE OF INVESTMENTS

                            SCHEDULE OF INVESTMENTS
                    PRINCIPAL PARTNERS BLUE CHIP FUND, INC.

                           JULY 31, 2004 (UNAUDITED)

                                                          Shares
                                                           Held                Value
------------------------------------------------------------------------------------------------
COMMON STOCKS (99.31%)
AEROSPACE & DEFENSE (1.31%)
                                                                            $
 Boeing                                                   23,300               1,182,475
 Northrop Grumman                                          3,200                 168,320
 Raytheon                                                 18,300                 613,965
                                                                               1,964,760
AEROSPACE & DEFENSE EQUIPMENT (0.88%)
 General Dynamics                                          3,800                 375,516
 United Technologies                                      10,000                 935,000
                                                                               1,310,516
AGRICULTURAL OPERATIONS (0.64%)
 Monsanto                                                 26,200                 950,012
APPAREL MANUFACTURERS (0.55%)
 Coach /1/                                                19,300                 825,847
APPLICATIONS SOFTWARE (3.05%)
 Microsoft                                               160,344               4,563,390
ATHLETIC FOOTWEAR (0.27%)
 Nike                                                      5,644                 410,375
AUDIO & VIDEO PRODUCTS (0.45%)
 Harman International Industries                           7,800                 668,694
AUTO-CARS & LIGHT TRUCKS (1.21%)
 Ford Motor                                               67,700                 996,544
 General Motors                                           18,700                 806,718
                                                                               1,803,262
BEVERAGES-NON-ALCOHOLIC (1.35%)
 Coca-Cola                                                28,700               1,258,782
 Pepsico                                                  15,272                 763,600
                                                                               2,022,382
BROADCASTING SERVICES & PROGRAMMING (0.53%)
 Fox Entertainment Group /1/                              29,200                 789,276
CABLE TV (0.67%)
 Comcast /1/                                              23,300                 638,420
 Comcast /1/                                              13,821                 370,403
                                                                               1,008,823
CELLULAR TELECOMMUNICATIONS (0.53%)
 AT&T Wireless Services /1/                               28,000                 404,320
 Nextel Communications /1/                                 9,800                 223,048
 U.S. Cellular /1/                                         4,200                 164,850
                                                                                 792,218
CHEMICALS-DIVERSIFIED (0.60%)
 Dow Chemical                                              8,698                 346,963
 E. I. Du Pont de Nemours                                 12,700                 544,449
                                                                                 891,412
COMMERCIAL BANKS (0.50%)
 Bank of Hawaii                                           11,300                 507,709
 UnionBanCal                                               4,200                 243,810
                                                                                 751,519
COMMERCIAL SERVICE-FINANCE (0.75%)
 Deluxe                                                    2,700                 118,935
 Moody's                                                  14,700               1,001,070
                                                                               1,120,005

                                                          Shares
                                                           Held                  Value
 ------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTER AIDED DESIGN (0.09%)
                                                                            $
 Cadence Design Systems /1/                                9,500                 127,965
COMPUTERS (1.42%)
 Hewlett-Packard                                          42,900                 864,435
 International Business Machines                          14,488               1,261,470
                                                                               2,125,905
COMPUTERS-INTEGRATED SYSTEMS (1.10%)
 Dell /1/                                                 40,900               1,450,723
 NCR /1/                                                   4,000                 185,720
                                                                               1,636,443
COMPUTERS-MEMORY DEVICES (0.08%)
 Storage Technology /1/                                    4,600                 114,770
COMPUTERS-PERIPHERAL EQUIPMENT (0.46%)
 Lexmark International /1/                                 7,800                 690,300
CONSULTING SERVICES (0.70%)
 Accenture /1/                                            42,206               1,039,534
CONSUMER PRODUCTS-MISCELLANEOUS (0.14%)
 American Greetings /1/                                    9,000                 209,880
COSMETICS & TOILETRIES (3.77%)
 Avon Products                                            20,100                 864,501
 Gillette                                                 47,827               1,864,296
 Procter & Gamble                                         55,690               2,904,234
                                                                               5,633,031
CRUISE LINES (0.07%)
 Royal Caribbean Cruises /2/                               2,500                 106,875
DATA PROCESSING & MANAGEMENT (0.54%)
 First Data                                               18,200                 811,902
DISPOSABLE MEDICAL PRODUCTS (0.30%)
 C.R. Bard                                                 8,000                 441,600
DISTRIBUTION-WHOLESALE (0.33%)
 Ingram Micro /1/                                          6,200                  88,350
 Tech Data /1/                                            11,000                 412,060
                                                                                 500,410
DIVERSIFIED MANUFACTURING OPERATIONS (6.78%)
 3M                                                       24,630               2,028,527
 General Electric                                        151,283               5,030,160
 ITT Industries                                            5,500                 439,725
 Tyco International                                       85,000               2,635,000
                                                                              10,133,412
DIVERSIFIED OPERATORS-COMMERCIAL SERVICES (0.14%)
 Cendant                                                   9,100                 208,208
E-COMMERCE-SERVICES (0.20%)
 eBay /1/                                                  3,800                 297,654
ELECTRIC-INTEGRATED (1.37%)
 Edison International                                     36,200                 970,160
 Entergy                                                   6,800                 391,000
 Exelon                                                   13,700                 478,130
 Northeast Utilities                                      11,200                 209,440
                                                                               2,048,730

                                                           Shares
                                                            Held                Value
------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.17%)
                                                                            $
 Sanmina /1/                                              35,000                 256,900
ELECTRONIC COMPONENTS-SEMICONDUCTOR (2.49%)
 Intel                                                   135,068               3,292,958
 Texas Instruments                                        20,100                 428,733
                                                                               3,721,691
ELECTRONIC FORMS (0.11%)
 Adobe Systems                                             3,800                 160,284
ELECTRONIC MEASUREMENT INSTRUMENTS (0.30%)
 Agilent Technologies /1/                                 19,000                 452,390
ELECTRONIC PARTS DISTRIBUTION (0.16%)
 Avnet /1/                                                12,000                 233,040
ENTERPRISE SOFTWARE & SERVICE (0.55%)
 BMC Software /1/                                         52,300                 820,064
FINANCE-AUTO LOANS (0.16%)
 AmeriCredit /1/                                          12,400                 236,840
FINANCE-COMMERCIAL (0.54%)
 CIT Group                                                23,300                 809,908
FINANCE-CREDIT CARD (0.67%)
 American Express                                          5,400                 271,350
 MBNA                                                     29,600                 730,824
                                                                               1,002,174
FINANCE-INVESTMENT BANKER & BROKER (3.18%)
 Citigroup                                                74,890               3,301,900
 Friedman, Billings, Ramsey Group                          5,400                  88,830
 Merrill Lynch                                            27,498               1,367,201
                                                                               4,757,931
FINANCE-MORTGAGE LOAN/BANKER (1.58%)
 Countrywide Credit Industries                            14,700               1,059,870
 Federal Home Loan Mortgage                                5,900                 379,429
 Federal National Mortgage Association                    13,011                 923,261
                                                                               2,362,560
FINANCIAL GUARANTEE INSURANCE (0.86%)
 MBIA                                                     16,000                 863,680
 MGIC Investment                                           4,100                 291,100
 PMI Group                                                 3,300                 136,059
                                                                               1,290,839
FOOD-DAIRY PRODUCTS (0.07%)
 Dean Foods /1/                                            2,900                 107,242
FOOD-FLOUR & GRAIN (0.56%)
 Archer Daniels Midland                                   54,300                 837,849
FOOD-MISCELLANEOUS/DIVERSIFIED (0.57%)
 Kraft Foods                                              27,900                 852,345
FOOD-WHOLESALE & DISTRIBUTION (0.90%)
 Supervalu                                                11,800                 337,008
 Sysco                                                    29,100               1,002,495
                                                                               1,339,503
GOLD MINING (0.08%)
 Newmont Mining                                            2,900                 117,363

                                                          Shares
                                                           Held                  Value
------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
HEALTH CARE COST CONTAINMENT (0.46%)
                                                                            $
 Caremark Rx /1/                                          22,500                 686,250
INDEPENDENT POWER PRODUCER (0.09%)
 NRG Energy /1/                                            4,800                 127,632
INTERNET SECURITY (0.69%)
 Symantec /1/                                             22,100               1,033,396
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.33%)
 Franklin Resources                                       10,100                 487,325
LIFE & HEALTH INSURANCE (0.11%)
 Lincoln National                                          3,900                 170,430
LOTTERY SERVICES (0.30%)
 GTECH Holdings                                           10,500                 444,885
MACHINERY-CONSTRUCTION & MINING (0.25%)
 Caterpillar                                               5,060                 371,859
MACHINERY-PUMPS (0.11%)
 Graco                                                     5,200                 163,696
MEDICAL INFORMATION SYSTEM (0.43%)
 IMS Health                                               26,300                 637,512
MEDICAL INSTRUMENTS (0.54%)
 Guidant                                                   6,351                 351,337
 Medtronic                                                 9,200                 456,964
                                                                                 808,301
MEDICAL PRODUCTS (2.36%)
 Johnson & Johnson                                        46,200               2,553,474
 Zimmer Holdings /1/                                      12,700                 969,137
                                                                               3,522,611
MEDICAL-BIOMEDICAL/GENE (1.54%)
 Amgen /1/                                                 9,126                 519,087
 Biogen Idec /1/                                           7,900                 474,000
 Genentech /1/                                            16,400                 798,352
 Genzyme /1/                                               9,800                 502,544
                                                                               2,293,983
MEDICAL-DRUGS (6.64%)
 Abbott Laboratories                                      16,933                 666,313
 Allergan                                                 11,000                 832,040
 AstraZeneca                                               7,400                 332,408
 Eli Lilly                                                28,033               1,786,263
 Merck                                                     5,000                 226,750
 Pfizer                                                  155,750               4,977,770
 Schering-Plough                                          31,600                 614,936
 Wyeth                                                    13,532                 479,033
                                                                               9,915,513
MEDICAL-HMO (0.70%)
 Humana /1/                                               19,100                 345,901
 UnitedHealth Group                                       11,200                 704,480
                                                                               1,050,381
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.20%)
 Cardinal Health                                           6,600                 293,700

                                                          Shares
                                                           Held                  Value
------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
METAL-ALUMINUM (0.34%)
                                                                            $
 Alcoa                                                    15,681                 502,262
METAL-DIVERSIFIED (0.29%)
 Rio Tinto                                                 4,100                 429,967
MISCELLANEOUS INVESTING (0.30%)
 Equity Office Properties Trust                           17,500                 454,125
MONEY CENTER BANKS (3.35%)
 Bank of America                                          51,409               4,370,279
 JP Morgan Chase                                          17,160                 640,583
                                                                               5,010,862
MULTI-LINE INSURANCE (3.88%)
 American Financial Group                                  5,100                 151,419
 American International Group                             35,787               2,528,352
 Loews                                                    14,500                 821,135
 MetLife                                                  32,600               1,162,842
 Prudential Financial                                     24,300               1,131,408
                                                                               5,795,156
MULTIMEDIA (3.44%)
 Time Warner /1/                                         169,419               2,820,826
 Viacom                                                   49,200               1,652,628
 Walt Disney                                              28,800                 664,992
                                                                               5,138,446
NETWORKING PRODUCTS (1.00%)
 Cisco Systems /1/                                        71,919               1,500,230
NON-HAZARDOUS WASTE DISPOSAL (0.47%)
 Republic Services                                         9,700                 277,420
 Waste Management                                         15,200                 427,728
                                                                                 705,148
OIL & GAS DRILLING (0.57%)
 Transocean Sedco Forex /1/ /2/                           29,900                 849,160
OIL COMPANY-EXPLORATION & PRODUCTION (0.56%)
 Anadarko Petroleum                                       14,000                 837,060
OIL COMPANY-INTEGRATED (5.04%)
 ChevronTexaco                                            16,842               1,610,937
 ConocoPhillips                                           13,500               1,063,395
 Exxon Mobil                                              84,691               3,921,194
 Marathon Oil                                              3,000                 113,010
 Occidental Petroleum                                     16,600                 817,882
                                                                               7,526,418
OIL REFINING & MARKETING (1.15%)
 Sunoco                                                   13,500                 920,295
 Valero Energy                                            10,700                 801,644
                                                                               1,721,939
OIL-FIELD SERVICES (0.98%)
 Schlumberger                                             22,819               1,467,718
PAPER & RELATED PRODUCTS (0.48%)
 International Paper                                      13,546                 585,594
 Louisiana-Pacific                                         5,800                 137,344
                                                                                 722,938
                                                          Shares
                                                           Held                  Value
------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PHARMACY SERVICES (0.09%)
                                                                            $
 Medco Health Solutions /1/                                4,365                 132,259
POULTRY (0.46%)
 Tyson Foods                                              36,100                 688,066
PROPERTY & CASUALTY INSURANCE (0.92%)
 ACE                                                      15,100                 612,909
 Fidelity National Financial                               7,865                 285,106
 St. Paul                                                 12,703                 470,900
                                                                               1,368,915
REAL ESTATE MANAGEMENT & SERVICES (0.16%)
 LNR Property                                              4,500                 243,045
REGIONAL BANKS (2.88%)
 Comerica                                                  2,200                 128,634
 National City                                             3,200                 116,800
 U.S. Bancorp                                             40,200               1,137,660
 Wachovia                                                 32,600               1,444,506
 Wells Fargo                                              25,800               1,481,178
                                                                               4,308,778
RETAIL-APPAREL & SHOE (0.23%)
 Gap                                                      11,200                 254,240
 Payless ShoeSource /1/                                    6,600                  85,404
                                                                                 339,644
RETAIL-AUTO PARTS (0.07%)
 Autozone /1/                                              1,400                 108,080
RETAIL-AUTOMOBILE (0.34%)
 AutoNation /1/                                           31,100                 501,332
RETAIL-BOOKSTORE (0.13%)
 Barnes & Noble /1/                                        5,800                 199,404
RETAIL-BUILDING PRODUCTS (0.71%)
 Home Depot                                               10,800                 364,176
 Lowe's                                                   14,200                 691,824
                                                                               1,056,000
RETAIL-CONSUMER ELECTRONICS (0.26%)
 Best Buy                                                  8,200                 394,912
RETAIL-DISCOUNT (2.20%)
 Kmart Holding /1/                                         6,400                 495,552
 Target                                                    5,200                 226,720
 Wal-Mart Stores                                          48,270               2,558,793
                                                                               3,281,065
RETAIL-MAJOR DEPARTMENT STORE (0.60%)
 J.C. Penney                                              11,400                 456,000
 Saks /1/                                                 33,200                 433,260
                                                                                 889,260
RETAIL-OFFICE SUPPLIES (0.43%)
 Staples                                                  22,300                 644,024
RETAIL-REGIONAL DEPARTMENT STORE (0.60%)
 Federated Department Stores                              18,700                 896,104
SEMICONDUCTOR EQUIPMENT (0.32%)
 Applied Materials /1/                                    28,500                 483,645

                                                           Shares
                                                            Held                Value
------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TELECOMMUNICATION EQUIPMENT (0.76%)
                                                                            $
 Qualcomm                                                 16,400               1,132,912
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.18%)
 Corning /1/                                              21,600                 266,976
TELEPHONE-INTEGRATED (2.94%)
 BellSouth                                                50,400               1,365,336
 CenturyTel                                               24,800                 768,552
 SBC Communications                                       10,700                 271,138
 Sprint                                                   90,500               1,690,540
 Telephone & Data Systems                                  1,600                 121,440
 Verizon Communications                                    4,500                 173,430
                                                                               4,390,436
THERAPEUTICS (0.70%)
 Gilead Sciences /1/                                      13,600                 879,104
 ImClone Systems /1/ /2/                                   2,900                 170,868
                                                                               1,049,972
TOBACCO (0.76%)
 Altria Group                                              3,600                 171,360
 RJ Reynolds Tobacco Holdings /2/                         13,400                 964,130
                                                                               1,135,490
TRANSPORT-MARINE (0.08%)
 Overseas Shipholding Group                                2,600                 116,766
TRANSPORT-RAIL (0.66%)
 Burlington Northern Santa Fe                             13,300                 471,884
 CSX                                                      16,300                 510,190
                                                                                 982,074
TRANSPORT-SERVICES (1.10%)
 FedEx                                                     8,345                 683,289
 United Parcel Service                                    13,400                 964,264
                                                                               1,647,553
TRANSPORT-TRUCK (0.08%)
 J.B. Hunt Transport Services                              3,300                 126,753
WEB PORTALS (0.29%)
 Yahoo /1/                                                14,100                 434,280
WIRELESS EQUIPMENT (1.03%)
 Motorola                                                 97,000               1,545,210
                               TOTAL COMMON STOCKS                           148,389,891

                                                         Maturity
                                                          Amount                Value
------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (1.18%)
 Goldman Sachs; 1.32%; dated 07/30/04
  maturing 08/02/04 (collateralized by
  U.S. Treasury Strips and U.S. Treasury;
  $1,780,788; 05/15/14 - 11/15/16)/3/                   $1,767,194             1,767,000
                     TOTAL REPURCHASE AGREEMENTS                               1,767,000
                                                                            ------------

                 TOTAL PORTFOLIO INVESTMENTS (100.49%)                       150,156,891
LIABILITIES, NET OF CASH, RECEIVABLES, AND OTHER
  ASSETS (-0.49%)                                                               (739,254)
                            TOTAL NET ASSETS (100.00%)                      $149,417,637
                                                                           ---------------

--------------------------------------------------------------------------------
                                                                 Unrealized
   Contract                           Opening      Current          Gain
     Type      Commitment         Market Value  Market Value       (Loss)
--------------------------------------------------------------------------------
Futures Contracts

9 S&P 500 eMini    Buy            $497,277        $495,495        $(1,782)
September, 2004
Futures

/1/ Non-income producing security.
/2/ Security or a portion of the security was on loan at the end of the period. /3/ Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                                $ 17,876,731
Unrealized Depreciation                                 (15,302,999)
                                                     -----------------
Net Unrealized Appreciation (Depreciation)                2,573,732
Cost for federal income tax purposes                   $147,583,159

ITEM 2 - CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3 - EXHIBITS

     (a) Certifications pursuant to Rule 30a-2(a) under the Act
         (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Principal Partners Blue Chip Fund, Inc.
             -------------------------------------------------------------------



By           /s/ Ralph C. Eucher
  ------------------------------------------------------------------------------
  Ralph C. Eucher, President

Date         9/20/2004
    ----------------------------------------------------------------------------


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By           /s/ Ralph C. Eucher
  ------------------------------------------------------------------------------
  Ralph C. Eucher, President

Date         9/20/2004
    ----------------------------------------------------------------------------

By           /s/ Jill R. Brown
  ------------------------------------------------------------------------------
  Jill R. Brown, Vice President and Chief Financial Officer

Date         9/20/2004
    ----------------------------------------------------------------------------